Consolidated Balance Sheets (Parenthetical) - $ / shares	Feb. 29, 2024	Aug. 31, 2023	Oct. 11, 2022	Oct. 10, 2022	Aug. 31, 2022
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001			$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000			10,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	10,000,000,000	10,000,000,000	10,000,000,000	1,000,000,000
Common Stock, Shares, Issued	2,331,965,321	1,285,283,385
Common Stock, Shares, Outstanding	2,331,965,321	1,285,283,385
Preferred Class A [Member]
Preferred Stock, Shares Issued	100,000	100,000			100,000
Preferred Stock, Shares Outstanding	100,000	100,000			100,000
Preferred Class B [Member]
Preferred Stock, Shares Issued	0	20,000			20,000
Preferred Stock, Shares Outstanding	0	20,000			20,000
Preferred Class C [Member]
Preferred Stock, Shares Issued	0	174,421			335,850
Preferred Stock, Shares Outstanding	0	174,421			335,850
Preferred Class D [Member]
Preferred Stock, Shares Issued	0	0			0
Preferred Stock, Shares Outstanding	0	0			0